Registration No. 333-05593
                           Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 25                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 84                                                  [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                 ROBIN WAGNER
                          VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                             PETER E. PANARITES, ESQ
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007
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         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ]    On ______________, 2002 pursuant to paragraph (b) of Rule 485.

  [ ]    After filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.


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                                      NOTE

This Post Effective Amendment No. 25 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed for the purpose of including in the Registration Statement a prospectus supplement to the Accumulator prospectus. The PEA also adds a form of Endorsement applicable to the Non-Qualified Beneficiary Continuation Option, form of Endorsement applicable to Fixed Maturity Options, form of Endorsement applicable to Roth IRA Takeover Beneficiary Continuation Option, form of Data pages and form of Endorsement applicable to traditional IRA Takeover Beneficiary Continuation Option, as Exhibits 4.(a)(c), 4.(a)(d), 4.(a)(e), 4.(a)(f) and 4.(a)(g). The PEA does not otherwise amend or delete the currently effective Accumulator Prospectuses or Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post-Effective Amendment Nos. 24 to the Form N-4 Registration Statement, File No. 333-05593, filed with the Commissioner on April 15, 2002 respectively, are incorporated by reference.)


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The Equitable Life Assurance Society of the United States --

SUPPLEMENT DATED NOVEMBER 11, 2002, TO THE CURRENT ACCUMULATOR, ACCUMULATOR SELECT ("SELECT"), ACCUMULATOR PLUS ("PLUS") AND ACCUMULATOR ELITE ("ELITE") PROSPECTUSES FOR THE 2002 SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:

(1) In "Contents of this prospectus" under "Contract feature and benefits," the following is added as the last item:

      Inherited IRA beneficiary continuation contract

(2) In "Contents of this prospectus" under "Determining your contract's value," the following is added as the last item:

      Termination of your contract

(3) In "Who is Equitable Life?" under "We also have specific forms that we recommend you use for the following types of requests," the following is added, as applicable:

      APPLICABLE TO ACCUMULATOR AND ELITE ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     (7) special dollar cost averaging

     APPLICABLE TO PLUS ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     APPLICABLE TO SELECT ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     (7) 12 month dollar cost averaging

(4) In "Who is Equitable Life?" under "To cancel or change any of the following we require written notification generally at least seven calendar days before the next scheduled transaction," the following is added next to "general dollar cost averaging" (IN ELITE, ACCUMULATOR AND SELECT ONLY) and next to "dollar cost averaging" (IN PLUS ONLY):

      (including the fixed dollar and interest sweep options)

(5) In "Contract features and benefits" under "Allocating your contributions" under "Self-directed allocation," the fourth sentence is deleted in its entirety and replaced with the following:

      If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less.

(6) In "Contract features and benefits" under "Allocating your contributions" under "Principal assurance allocation," the first sentence of the third paragraph is deleted in its entirety and replaced with the following:

      The principal assurance allocation is only available for annuitants ages 80 or younger when the contract is issued. If the annuitant is age 76-80, your principal assurance allocation is limited to the seven year fixed maturity option only.

(7) In "Contract features and benefits" under "Allocating your contributions" under "Dollar cost averaging," the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

      We offer a variety of dollar cost averaging programs.

(8) In "Contract features and benefits" under "Allocating your contributions" under "Fixed-dollar option," the fourth paragraph is deleted in its entirety and replaced with the following, as applicable:

      INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to


IM-02-23 Supp (11/02)                                                  (new bus)
131632 (11/02)                                                            x00449


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      participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row.

                             ---------------------

      You may not participate in any dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. APPLICABLE TO ACCUMULATOR AND ELITE ONLY: You may not elect the special dollar cost averaging program if the principal assurance program is in effect.

(9) In "Contract features and benefits" under "Our Living Benefit option," the following is added as the last paragraph in that section:

      Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on this guarantee.

(10) In "Contract features and benefits" under "Guaranteed minimum death benefit," the second to last paragraph is deleted in its entirety and replaced with the following:

      Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on this guarantee.

(11) APPLICABLE TO ACCUMULATOR, ELITE AND SELECT ONLY: In "Contract features and benefits," the following is added as the last section:

      INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

      This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus." You should discuss with your tax advisor your own personal situation. This contract is available subject to state availability. Please contact our processing office for further information.

      The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

      The inherited IRA beneficiary continuation contract can be purchased whether the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax advisor when payments must begin or must be made.

      Under the inherited IRA beneficiary continuation contract:

    o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

    o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

    o An inherited beneficiary continuation IRA contract is not available for annuitants over age 70.

    o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" earlier in this section.

    o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable, where the deceased owner is the same as under the original IRA contract.

    o You may make transfers among the investment options.

    o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, if applicable under your contract, will apply as described in "Charges and expenses" later in this Prospectus.

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   o  The living benefit, successor owner/annuitant feature, special dollar cost averaging program (if applicable), automatic investment program and systematic withdrawals are not available under the Inherited IRA beneficiary contract.

   o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

   o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, and required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The minimum guaranteed death benefit will also no longer be in effect.

(12) In "Determining your contract's value," the following new information is added as the final section:

      TERMINATION OF YOUR CONTRACT

      Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.

(13) In "Transferring your money among investment options," (IN ACCUMULATOR, ELITE AND SELECT ONLY) and in "Transferring your money among the variable investment options" (IN PLUS ONLY), please note the following, as applicable:

      (a) Under "Transferring your account value," the third bullet
          (IN ACCUMULATOR AND ELITE ONLY) and the second bullet (IN SELECT AND PLUS ONLY) is deleted in its entirety and replaced with the following:

          o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

      (b) Under "Transferring your account value," the parenthetical information in the paragraph immediately following the bullets is deleted in its entirety and replaced with the following:

          (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus)

      (c) Under "Transferring your account value," the following paragraph is added before the third paragraph:

          In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency or dollar amount of transfers.

      (d) Under "Rebalancing your account value," the first sentence in the last paragraph is deleted in its entirety and replaced with the following as applicable:

          You may not elect the rebalancing program if you are participating in any dollar cost averaging program.

(14) In "Accessing your money" under "Withdrawing your account value," the following is added as the second paragraph:

      Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" later in this section for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

(15) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Annual administrative charge," the following is added as the third paragraph:

      If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

(16) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Guaranteed minimum death benefit charge," the following is added as the fourth paragraph:

      If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

(17) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Living Benefit charge," the following is added as the last paragraph:

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     If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

(18) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "Effect of the annuitant's death," please note the following:

     (a) The last sentence of the second paragraph is deleted in its entirety and replaced with the following:

         A successor/owner annuitant can only be elected under NQ and individually owned IRA contracts.

     (b) The last paragraph is deleted in its entirety and replaced with the following:

         For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" later in this section.

(19) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "When an NQ contract owner dies before the annuitant," the following sentence is added at the end of the last paragraph:

     An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under "Beneficiary continuation option" in this section.

(20) In "Payment of death benefit," the section entitled "Beneficiary continuation option" is deleted in its entirety and replaced with the following:

  BENEFICIARY CONTINUATION OPTION

  This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please contact our processing office for further information.

  BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

  Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which the deceased would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December
  31st of the calendar year which contains the fifth anniversary of your death.

  Under the beneficiary continuation option for IRA and Roth IRA contracts:

  o The contract continues in your name for the benefit of your beneficiary.

  o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

  o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

  o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

  o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

  o If the guaranteed minimum income benefit or an optional enhanced death benefit were elected under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

  o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

  o Any partial withdrawal must be at least $300.

  o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

  o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a

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

     lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

  BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

  Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

  Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

  o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

  o  The contract continues in your name for the benefit of your beneficiary.

  o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

  o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

  o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

  o If the guaranteed minimum income benefit or an enhanced death benefit were elected under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

  o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this Prospectus.

  o  Any partial withdrawals must be at least $300.

  o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

  o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

 If you are both the owner and annuitant:

  o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

  o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

 If the owner and annuitant are not the same person:

  o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

  o The annuity account value will not be reset to the death benefit amount. The withdrawal charge schedule (if applicable) and free corridor amount (if applicable) on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

  o If a withdrawal charge applies under your contract, we do not impose it on scheduled payments except if, when added to any withdrawals


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     previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

  If a contract is jointly owned:

     o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

     o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

     o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

(21) In "Tax information" under "Taxation of nonqualified annuities," the following is added as a new section above "Other information:"

     BENEFICIARY CONTINUATION OPTION

     We have filed a request with the Internal Revenue Service for rulings regarding certain tax consequences of the beneficiary continuation option for NQ contracts, including whether scheduled payments beginning within one year of your death will be taxed the same as annuity payments and whether one or both of the withdrawal options will affect that determination. There is no assurance that we will receive the rulings requested. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections. The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

(22) In "Tax information" under "Individual retirement arrangements (IRAs)" under "General," the following is added as the last paragraph:

     The inherited beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.

(23) In "More information" under "Dates and prices at which contract events occur" under "Contributions and transfers" (IN ACCUMULATOR, ELITE AND SELECT ONLY) and under "Contributions, credits and transfers" (IN PLUS
     ONLY), the following is added as the last bullet:

     For the fixed-dollar option and the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

(24) APPLICABLE TO PLUS ONLY: The section entitled "Transferring your money among the variable investment options" is changed to "Transferring your money among investment options." All references in the Prospectus are changed accordingly.


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                                     PART C

                               OTHER INFORMATION
                               -----------------

This Part C is amended solely for the purpose of adding Exhibit No 4.(a)(c), 4.(a)(d), 4.(a)(e), 4.(a)(f) and 4.(a)(g) filing such exhibit herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment Nos. 24 to the Registration Statement.

         (b) Exhibits.

         The following exhibits are filed herewith:

         4.(a)(c) Form of Endorsement applicable to Non-Qualified Beneficiary Continuation Option.

         4.(a)(d)  Form of Endorsement applicable to Fixed Maturity Options.

         4.(a)(e) Form of Endorsement applicable to Roth IRA Takeover Beneficiary Continuation Option.

         4.(a)(f)  Form of Data pages.

         4.(a)(g) Form of Endorsement Applicable to Traditional IRA Takeover Beneficiary Continuation Option.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of October, 2002.



                                           SEPARATE ACCOUNT NO. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE
                                           SOCIETY OF THE UNITED STATES
                                                      (Registrant)


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States

                                  SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of October, 2002.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                          By:  /s/ Robin Wagner
                                              ----------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life
                                                   Assurance Society of the
                                                   United States


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

Bruce W. Calvert          Jean-Rene Fourtou            George T. Lowy
Francoise Colloc'h        Norman C. Francis            Edward D. Miller
Christopher M. Condron    Donald J. Greene             Didier Pineau-Valencienne
Henri de Castries         John T. Hartley              George J. Sella, Jr.
Claus-Michael Dill        John H.F. Haskell, Jr.       Peter J. Tobin
Joseph L. Dionne          Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne             W. Edwin Jarmain





*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-fact
        October 17, 2002

                                 EXHIBIT INDEX

EXHIBIT NO.
-----------

  4(a)(c)      Form of Endorsement applicable to Non-Qualified
               Beneficiary Continuation Option                     EX-99.4(a)(c)


  4(a)(d)      Form of Endorsement applicable to Fixed Maturity
               Options                                             EX-99.4(a)(d)

  4(a)(e)      Form of Endorsement applicable to Roth IRA
               Takeover Beneficiary Continuation Option            EX-99.4(a)(e)

  4(a)(f)      Form of Data pages                                  EX-99.4(a)(f)

  4(a)(g)      Form of Endorsement applicable to Traditional
               IRA Takeover Beneficiary Continuation Option        EX-99.4(a)(g)